Junior Subordinated Deferrable Interest Debentures (Key Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Nov. 01, 2016	Dec. 31, 2015	Jul. 29, 2015
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 160,416,000		$ 161,416,000
Trust VI
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 25,774,000
Interest rate (as a percent)	4.36%
Interest rate index	3.45
Trust VIII
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 25,774,000
Interest rate (as a percent)	3.93%
Interest rate index	3.05
Trust IX
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 41,238,000
Interest rate (as a percent)	2.47%
Interest rate index	1.62
Trust X
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 21,021,000			$ 34,021,000
Interest rate (as a percent)	2.54%
Interest rate index	1.65
Trust XI
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 25,990,000	$ 26,990,000		$ 27,990,000
Interest rate (as a percent)	2.47%
Interest rate index	1.62
Trust XII
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 20,619,000
Interest rate (as a percent)	2.38%
Interest rate index	1.45
Parent Company
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 160,416,000		$ 161,416,000